Leases (Table)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses
Costs associated with the Company’s operating lease expense were as follows:

	2023	2022
Operating lease expense	$353	$344
Short-term lease expense	18	25
Variable lease expense	27	26

Total lease expense	$398	$395

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases is as follows:

	2023	2022
Operating cash flows – cash paid	$366	$375
New right-of-use assets	$320	$167
Weighted-average remaining lease term	8 years	8 years
Weighted-average discount rate	5.4%	4.7%

Schedule of Operating Lease Liabilities
[b]	Operating lease liabilities consist of:

Current operating liabilities	$399	$276
Non-current operating lease liabilities	1,319	1,288

Total lease liabilities	$1,718	$1,564

Schedule of Commitments under Operating Leases Requiring Annual Payments
[c]	Future annual payments for operating leases are as follows:

2023 [i]
2024	$326
2025	291
2026	244
2027	215
2028	186
Thereafter	779

2,041
Less: amount representing interest	323

Total lease liabilities	$1,718

[i]	Excludes $143 million of future payments for leases, primarily for manufacturing facilities, commencing during 2024.